Income Taxes	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Income Taxes

NOTE 4 INCOME TAXES

TDS' Prepaid income taxes were $65.0 million and $3.7 million at December 31, 2010 and 2009, respectively. At December 31, 2010, Prepaid income taxes included prepaid federal income taxes of $56.1 million and prepaid state income taxes of $8.9 million. At December 31, 2009, Prepaid income taxes included prepaid state income taxes of $3.7 million, and Accrued taxes included $4.8 million of accrued federal income taxes. The timing of the enactment of federal bonus depreciation provisions in 2010 caused a significant increase in prepaid federal income taxes at December 31, 2010.

Income tax expense is summarized as follows:

Year Ended December 31,	2010	2009	2008
(Dollars in thousands)
Current
Federal	$24,329	$92,303	$445,756
State	(5,532)	7,222	18,041
Foreign	—	—	1,633
Deferred
Federal	67,466	28,451	(386,769)
State	8,925	7,563	(42,778)
	$95,188	$135,539	$35,883

A reconciliation of TDS' income tax expense computed at the statutory rate to the reported income tax expense, and the statutory federal income tax expense rate to TDS' effective income tax expense rate, is as follows:

Year Ended December 31,	2010		2009		2008
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$100.0	35.0%	$134.9	35.0%	$54.7	35.0%
State income taxes, net of federal benefit (1)	2.7	1.0	5.8	1.5	(9.9)	(6.4)
Effect of noncontrolling interests	(4.0)	(1.4)	(4.0)	(1.0)	(5.1)	(3.3)
Effect of gains (losses) on investments, sales of assets and impairment of assets	—	—	—	—	(3.8)	(2.4)
Other differences, net	(3.5)	(1.3)	(1.2)	(0.3)	—	—
Total income tax expense and rate	$95.2	33.3%	$135.5	35.2%	$35.9	22.9%

  State income taxes include changes in the valuation allowance which is primarily related to the ability to utilize net operating losses.

The foreign tax incurred in 2008 related to the dividend received from Deutsche Telekom.

TDS' net current deferred income tax asset totaled $37.1 million and $29.9 million at December 31, 2010 and 2009, respectively, and primarily represents the deferred tax effects of accrued liabilities and the allowance for doubtful accounts on customer receivables.

TDS' noncurrent deferred income tax assets and liabilities at December 31, 2010 and 2009 and the temporary differences that gave rise to them were as follows:

Year Ended December 31,	2010	2009
(Dollars in thousands)
Noncurrent deferred tax assets
Net operating loss ("NOL") carryforwards	$80,109	$73,894
Stock-based compensation	40,777	34,587
Other	63,016	57,162
	183,902	165,643
Less valuation allowance	(69,579)	(62,856)
Total noncurrent deferred tax assets	114,323	102,787
Noncurrent deferred tax liabilities
Property, plant and equipment	426,305	381,265
Partnership investments	74,634	63,719
Licenses	194,943	168,845
Other	7,533	8,027
Total noncurrent deferred tax liabilities	703,415	621,856
Net noncurrent deferred income tax liability	$589,092	$519,069

At December 31, 2010, TDS and certain subsidiaries had $1,378.7 million of state NOL carryforwards (generating a $74.2 million deferred tax asset) available to offset future taxable income primarily of the individual subsidiaries that generated the losses. The state NOL carryforwards expire between 2011 and 2030. Certain subsidiaries had federal NOL carryforwards (generating a $5.9 million deferred tax asset) available to offset future taxable income. The federal NOL carryforwards expire between 2011 and 2030. A valuation allowance was established for certain state NOL carryforwards and federal NOL carryforwards since it is more likely than not that a portion of such carryforwards will expire before they can be utilized.

At December 31, 2010 and 2009, TDS had $34.0 million and $45.0 million, respectively, in unrecognized tax benefits. If these benefits were recognized, they would have reduced income tax expense in 2010 and 2009 by $22.2 million and $27.7 million, respectively, net of the federal benefit from state income taxes.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2010	2009	2008
(Dollars in thousands)
Balance at January 1,	$45,034	$39,234	$42,129
Additions for tax positions of current year	5,271	5,349	6,687
Additions for tax positions of prior years	179	4,362	4,701
Reductions for tax positions of prior years	(3,517)	(3,855)	(11,237)
Reductions for settlements of tax positions	(12,549)	—	(2,884)
Reductions for lapses in statutes of limitations	(416)	(56)	(162)
Balance at December 31,	$34,002	$45,034	$39,234

Unrecognized tax benefits are included in Accrued taxes and Other deferred liabilities and credits in the Consolidated Balance Sheet.

As of December 31, 2010, TDS believes it is reasonably possible that unrecognized tax benefits could decrease by approximately $7.0 million in the next twelve months. The nature of the uncertainty primarily relates to state income tax positions and the expiration of statutes of limitation.

TDS recognizes accrued interest and penalties related to unrecognized tax benefits in income tax expense. The amounts charged to income tax expense related to interest and penalties totaled $1.8 million, $2.9 million and $4.5 million in 2010, 2009 and 2008, respectively. Net accrued interest and penalties were $18.2 million and $16.8 million at December 31, 2010 and 2009, respectively.

TDS and its subsidiaries file federal and state income tax returns. In conjunction with an Internal Revenue Service (“IRS”) audit of the TDS consolidated group's federal income tax returns for the tax years 2002 through 2005, TDS made a $38 million deposit with the IRS in 2009 related to an initial proposed assessment made by the IRS related to a specific tax position.  The purpose of the deposit was to eliminate any potential interest expense subsequent to the deposit.  The IRS subsequently conceded the specific tax position, and after closure of the IRS audit for the tax years 2002 through 2005, the IRS returned this $38 million deposit to TDS in 2010. TDS remains subject to federal income tax audits for the tax years after 2007.